Stock Compensation Plan (Schedule of Fair Value of Non-employee Stock Options Estimated Using Weighted-average Valuation Assumptions) (Detail) - Non Employee Awards	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Expected volatility	44.20%	45.90%
Expected term (years)	5 years 5 months 8 days	9 years 6 months 21 days
Risk-free interest rate	2.20%	2.74%